AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 9, 2021

File No. 333-192858

File No. 811-22920

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 297	/X/

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 301	/X/

THE ADVISORS’ INNER CIRCLE FUND III

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

(800) 932-7781

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/ /	Immediately upon filing pursuant to paragraph (b)
/X/	On July 16, 2021 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On [date] pursuant to paragraph (a) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 297 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate July 16, 2021 as the new effective date for Post-Effective Amendment No. 285, which was filed with the Securities and Exchange Commission (the “SEC”) on April 12, 2021 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act (Accession No. 0001398344-21-007952) for the purpose of adding Class A Shares and Class C Shares to the Chiron Capital Allocation Fund and Chiron SMid Opportunities Fund (the “Funds”), each a series of The Advisors’ Inner Circle Fund III. The effectiveness of Post-Effective Amendment No. 285 was previously delayed pursuant to Post-Effective Amendment No. 291, which was filed with the SEC on June 10, 2021 (Accession No. 0001398344-21-012936).

PART A – PROSPECTUS

The Prospectus for Class A Shares and Class C Shares of the Funds is incorporated herein by reference to Part A of Post-Effective Amendment No. 285.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Class A Shares and Class C Shares of the Funds is incorporated herein by reference to Part B of Post-Effective Amendment No. 285.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 285.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 297 to Registration Statement No. 333-192858 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 9th day of July, 2021.

THE ADVISORS’ INNER CIRCLE FUND III

By:	*
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	July 9, 2021
William M. Doran

*	Trustee	July 9, 2021
Jon C. Hunt

*	Trustee	July 9, 2021
Thomas P. Lemke

*	Trustee	July 9, 2021
Nichelle Maynard-Elliott

*	Trustee	July 9, 2021
Jay Nadel

*	Trustee	July 9, 2021
Randall S. Yanker

*	President	July 9, 2021
Michael Beattie

*	Treasurer, Controller &	July 9, 2021
Andrew Metzger	Chief Financial Officer

* By:	/s/ Alexander Smith
Alexander Smith
Attorney-in-Fact